RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF TRANSACTIONS

	Financial Years Ended December 31,
	2025	2024	2023
Nature of transactions	US$’000	US$’000	US$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	2	47	150
- Purchases of goods	725	443	677
- Land rental	553	450	452
- Utilities	37	60	59
- Loan interest income	72	91	21
- Sale of property & equipment	-	106	-

Yin Zhan Holding Pte Ltd(3)
- Other services income	-	-	7

Loan from director
- James Lim Eng Hock	2,578	52	9,881
- Lee Noi Geck	100	37	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(3)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.